Finance lease receivables of the Group as lessor (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Finance lease receivables of the Group as lessor [Line Items]
Gross investment	₩ 1,880,918	₩ 1,962,706
Unearned finance income	163,542	145,958
Present value of minimum lease payment	1,717,376	1,816,748
Not later than 1 year
Finance lease receivables of the Group as lessor [Line Items]
Gross investment	688,358	760,468
Unearned finance income	76,677	73,129
Present value of minimum lease payment	611,681	687,339
1~5 years
Finance lease receivables of the Group as lessor [Line Items]
Gross investment	1,176,334	1,182,066
Unearned finance income	86,280	72,813
Present value of minimum lease payment	1,090,054	1,109,253
Later than 5 years
Finance lease receivables of the Group as lessor [Line Items]
Gross investment	16,226	20,172
Unearned finance income	585	16
Present value of minimum lease payment	₩ 15,641	₩ 20,156